Ford Credit Auto Lease Trust 2024-B
Quarterly Supplemental Report - Payment Schedule of Remaining Leases as of March 31, 2025

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2025, and the remaining payments that will be received each month on the referenced pool assuming (1) each base monthly payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of    March 31, 2025, leases with a total base residual value of $13,443,104.62 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2025. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2025,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2025-	March	$1,334,871,411.37
	April	$1,301,928,041.42	$22,964,941.35	5.48%	$21,270,860.52	1.92%
	May	$1,278,589,964.91	$22,752,512.76	5.43%	$11,711,366.29	1.06%
	June	$1,253,640,313.87	$22,502,161.10	5.37%	$13,373,884.67	1.21%
	July	$1,225,116,203.25	$22,200,880.17	5.29%	$17,036,453.00	1.54%
	August	$1,193,609,478.87	$21,851,731.05	5.21%	$20,124,509.16	1.82%
	September	$1,158,935,150.41	$21,472,032.91	5.12%	$23,402,626.64	2.11%
	October	$1,121,667,836.22	$21,048,899.03	5.02%	$26,122,507.59	2.36%
	November	$1,079,996,919.08	$20,515,754.04	4.89%	$30,740,865.13	2.78%
	December	$1,030,872,065.09	$19,892,594.89	4.74%	$38,461,878.03	3.48%
2026-	January	$992,909,612.23	$19,408,610.13	4.63%	$27,363,791.99	2.47%
	February	$951,957,030.59	$18,880,824.97	4.50%	$30,557,314.52	2.76%
	March	$907,767,927.72	$18,289,995.72	4.36%	$34,034,773.64	3.08%
	April	$840,844,183.19	$17,320,860.14	4.13%	$57,360,951.48	5.18%
	May	$803,551,866.14	$16,729,869.04	3.99%	$27,748,762.39	2.51%
	June	$763,611,589.16	$16,070,464.72	3.83%	$30,737,501.13	2.78%
	July	$715,041,922.73	$15,195,320.87	3.62%	$39,900,737.51	3.61%
	August	$663,595,554.69	$14,246,473.01	3.40%	$43,311,330.86	3.91%
	September	$596,197,994.28	$12,965,408.21	3.09%	$60,104,028.13	5.43%
	October	$544,186,778.43	$11,990,024.75	2.86%	$45,117,162.44	4.08%
	November	$486,624,614.40	$10,847,005.02	2.59%	$51,366,787.24	4.64%
	December	$424,723,563.67	$9,602,766.42	2.29%	$56,457,914.75	5.10%
2027-	January	$374,554,608.47	$8,571,260.26	2.04%	$45,228,332.45	4.09%
	February	$316,318,191.44	$7,341,486.21	1.75%	$54,096,755.21	4.89%
	March	$257,497,450.62	$6,084,357.49	1.45%	$55,440,565.39	5.01%
	April	$174,204,861.24	$4,339,051.10	1.03%	$81,154,975.62	7.33%
	May	$134,455,304.28	$3,449,219.64	0.82%	$37,790,053.42	3.41%
	June	$90,667,697.09	$2,443,483.26	0.58%	$42,494,096.29	3.84%
	July	$62,080,941.23	$1,739,824.57	0.41%	$27,622,722.14	2.50%
	August	$57,277,218.88	$1,624,540.08	0.39%	$3,710,636.50	0.34%
	September	$52,001,533.38	$1,493,321.30	0.36%	$4,272,748.95	0.39%
	October	$47,302,108.68	$1,367,690.45	0.33%	$3,777,023.95	0.34%
	November	$41,030,197.78	$1,191,754.53	0.28%	$5,485,264.09	0.50%
	December	$34,460,291.16	$1,007,742.73	0.24%	$5,913,593.40	0.53%
2028-	January	$29,607,483.45	$872,803.46	0.21%	$4,275,239.40	0.39%
	February	$21,602,877.12	$637,295.49	0.15%	$7,620,907.10	0.69%
	March	$12,841,628.57	$377,319.26	0.09%	$8,568,932.65	0.77%
	April	$144,775.67	$4,383.29	0.00%	$12,802,424.63	1.16%
	May	$0.00	$0.00	0.00%	$146,012.30	0.01%

Total			$419,294,663.42	100.00%	$1,106,706,290.60	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,526,000,954.02

Ford Credit Auto Lease Trust 2024-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VIII and IX for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JANUARY 2025	Car	4	40.00%	$7,659	16.83%	45.31%
	CUV	181	38.92%	$3,268	7.07%	14.00%
	SUV	16	32.65%	$5,992	7.17%	14.85%
	Truck	96	53.63%	$4,945	8.11%	14.45%

	Total/Average	297	42.25%	$4,016	7.58%	14.50%

FEBRUARY 2025	Car	2	33.33%	$10,214	20.65%	65.18%
	CUV	188	42.73%	$3,595	7.75%	15.02%
	SUV	20	48.78%	$7,371	9.36%	18.39%
	Truck	91	56.88%	$6,377	10.60%	18.97%

	Total/Average	301	46.52%	$4,731	8.97%	16.97%

MARCH 2025	Car	0	0.00%	$0	0.00%	0.00%
	CUV	189	36.07%	$3,596	7.75%	15.03%
	SUV	16	34.04%	$8,041	11.06%	21.02%
	Truck	93	47.21%	$5,731	9.57%	16.99%

	Total/Average	298	38.55%	$4,501	8.65%	16.22%